Note 6 - Supplemental Balance Sheet and Cash Flow Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Accrued costs of construction, including capitalized interest	$ 12,702	$ 149
Accrued equity issuance costs	1,684	302
Debt issuance costs and premium amortized to cost of construction	153	750
Net gain on extinguishment of related party notes	0	5,371
Settlement of related party note payable by issuing equity	0	1,250
Right-of-use assets obtained in exchange for operating lease liabilities	2,838	25,720
Net decrease in right-of-use assets and operating lease liabilities due to lease remeasurement	(12,189)	0
Interest Paid in Cash	2,063	540
Cash, beginning of year	6,805	0	$ 0
Restricted cash, beginning of year	197,130	72	72
Cash and restricted cash, beginning of year	203,935	72	72
Cash, end of period	3,796	15,604	6,805
Restricted cash, end of period	38,392	4,976	197,130
Cash and restricted cash, end of period	$ 42,188	$ 20,580	$ 203,935